TAXATION (Tables)	12 Months Ended
Jul. 31, 2025
TAXATION
Disclosure of information about income reconciliation of effective tax rate
Reconciliation of effective tax rate:
	Years ended July 31,
	2025	2024	2023
	$	$	$
Income (loss) for the years	(3,473,539)	(2,436,802)	(910,464)
Income tax expense	-	-	-
Income (loss) excluding income tax	(3,473,539)	(2,436,802)	(910,464)
Income tax expense (recovery) using the Company’s domestic rate	(938,000)	(658,000)	(246,000)
Effect of tax rates in foreign jurisdictions	-	-	(1,000)
Non-deductible expenses and other	474,000	557,000	267,963
Difference in statutory tax rates and deferred tax rates	-	-	-
Change in unrecognized temporary differences	464,000	101,000	(21,000)
Current tax expense	-	-	(37)

Disclosure of information about provision for deferred tax assets
Expiry	Tax Losses	Resource Pools	Equipment and Other
Within one year	-	-	-
One to five years	-	-	69,000
After five years	4,669,000	-	92,000
No expiry date	-	5,629,000	114,000
	4,669,000	5,629,000	275,000